Consolidated and carve-out statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS
Property, plant and equipment	$ 19	$ 51	$ 173
Goodwill	923	925	901
Intangible assets	25,230	25,122	21,758
Right-of-use assets	159	291	114
Financial assets	61	61	64
Non-current assets	26,392	26,450	23,010
CURRENT ASSETS
Other current receivables	1,430	777	963
Other current assets	3,361	6,597	6,417
Cash and cash equivalents	221,416	102,707	40,172
Total current assets	226,207	110,081	47,552
Total assets	252,599	136,531	70,562
EQUITY
Share capital	3,499	1,935	1,408
Treasury shares	(805)	(35)	(38)
Reserves	418,439	246,815	101,933
Accumulated losses	(207,765)	(132,716)	(71,065)
Total equity	213,368	115,999	32,238
NON-CURRENT LIABILITIES
Borrowings	10,302	0	0
Warrant liability	2,055	0	0
Lease liabilities	23	158	4
Net pension liabilities	2,110	3,190	3,557
Total non-current liabilities	14,490	3,348	3,561
CURRENT LIABILITIES
Contingent consideration liabilities	0	0	19,140
Trade payables	1,803	8,595	9,490
Accrued expenses	20,037	8,339	5,247
Deferred Revenue	2,114	0	0
Other current liabilities	650	116	774
Lease liabilities	137	134	112
Total current liabilities	24,741	17,184	34,763
Total liabilities	39,231	20,532	38,324
Total equity and liabilities	$ 252,599	$ 136,531	$ 70,562